JPMorgan International Research Enhanced Equity ETF
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Australia — 7.4%
ANZ Group Holdings Ltd.	1,456,324	28,578,174
Aristocrat Leisure Ltd.	254,391	11,390,843
BHP Group Ltd.	2,561,726	64,696,998
Brambles Ltd.	1,094,723	16,748,660
Commonwealth Bank of Australia	532,993	60,510,465
Glencore plc	1,058,472	4,247,993
Goodman Group, REIT	855,007	19,116,649
Insurance Australia Group Ltd.	3,540,881	19,876,459
Macquarie Group Ltd.	207,412	28,723,542
Medibank Pvt Ltd.	8,173,190	26,713,299
National Australia Bank Ltd.	1,419,255	35,221,158
Northern Star Resources Ltd.	494,290	4,910,935
QBE Insurance Group Ltd.	2,299,471	34,110,862
Rio Tinto Ltd.	811,709	57,727,092
Rio Tinto plc	389,061	23,172,255
Santos Ltd.	5,350,340	26,922,321
Telstra Group Ltd.	5,237,521	16,692,404
Transurban Group	2,220,841	19,654,053
Wesfarmers Ltd.	354,984	19,417,464
Westpac Banking Corp.	661,051	14,272,183
Woodside Energy Group Ltd.	615,630	10,417,932
Woolworths Group Ltd.	1,107,413	22,356,563
		565,478,304
Belgium — 0.7%
Anheuser-Busch InBev SA	335,584	19,293,626
KBC Group NV	310,661	32,403,192
		51,696,818
China — 0.4%
Prosus NV	612,205	34,972,704
Denmark — 2.3%
Carlsberg A/S, Class B (a)	264,046	32,917,903
Danske Bank A/S	1,064,665	42,236,832
Novo Nordisk A/S, Class B	1,551,806	72,171,401
Novonesis Novozymes B (a)	473,535	30,636,565
		177,962,701
Finland — 0.7%
Nokia OYJ	1,501,307	6,118,350
Nordea Bank Abp	3,408,088	49,760,510
		55,878,860
France — 11.8%
Air Liquide SA	479,152	94,266,722
Airbus SE	240,699	48,393,775
AXA SA	228,266	11,086,698
BNP Paribas SA	765,269	69,775,911
Capgemini SE	303,249	45,146,643
Cie Generale des Etablissements Michelin SCA	922,067	32,803,924

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Engie SA	3,098,531	69,649,515
EssilorLuxottica SA	56,534	16,810,642
Hermes International SCA	4,598	11,244,363
Legrand SA	567,501	83,823,789
L'Oreal SA	38,769	17,154,645
LVMH Moet Hennessy Louis Vuitton SE	122,317	65,661,242
Orange SA	2,448,526	37,244,728
Pernod Ricard SA	297,382	30,561,602
Safran SA	319,946	105,502,652
Societe Generale SA	1,188,030	75,830,261
TotalEnergies SE	513,443	30,532,147
Vinci SA	412,225	57,261,715
		902,750,974
Germany — 10.9%
adidas AG	93,072	17,788,763
Allianz SE (Registered)	281,607	111,284,906
BASF SE	80,645	3,952,364
Bayer AG (Registered)	728,176	22,647,554
Daimler Truck Holding AG	186,971	9,095,260
Deutsche Boerse AG	39,302	11,373,504
Deutsche Post AG	971,997	43,551,046
Deutsche Telekom AG (Registered)	2,170,830	77,858,821
E.ON SE	2,519,522	45,964,273
Heidelberg Materials AG	37,749	8,708,496
Infineon Technologies AG	1,432,192	56,261,032
Mercedes-Benz Group AG	178,255	10,092,848
MTU Aero Engines AG	22,875	9,867,332
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	126,598	82,880,044
Rheinmetall AG	18,537	36,693,961
RWE AG	220,120	9,030,475
SAP SE	416,813	119,190,094
Siemens AG (Registered)	474,438	120,840,958
Siemens Energy AG *	148,168	17,154,709
Siemens Healthineers AG (a) (b)	117,439	6,325,576
Zalando SE * (b)	500,156	14,583,592
		835,145,608
Hong Kong — 1.9%
AIA Group Ltd.	6,186,000	57,679,329
CK Asset Holdings Ltd.	2,918,844	13,374,733
Hong Kong Exchanges & Clearing Ltd.	585,200	31,670,329
Link, REIT	1,369,600	7,631,076
Prudential plc	934,299	11,852,691
Sun Hung Kai Properties Ltd.	1,242,000	14,751,823
Techtronic Industries Co. Ltd.	862,000	10,307,497
		147,267,478

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ireland — 0.4%
AIB Group plc	1,302,409	10,274,256
Kingspan Group plc	223,770	18,571,113
		28,845,369
Italy — 2.6%
Enel SpA	1,346,475	11,873,612
Ferrari NV	31,290	13,720,906
FinecoBank Banca Fineco SpA	701,149	14,930,291
Prysmian SpA	726,663	58,033,862
UniCredit SpA	1,335,743	98,275,748
		196,834,419
Japan — 21.8%
Advantest Corp.	308,500	20,514,985
Ajinomoto Co., Inc.	1,621,000	42,885,890
Asahi Group Holdings Ltd.	688,800	8,738,172
Asahi Kasei Corp.	2,162,200	15,044,067
Bridgestone Corp.	643,700	26,037,793
Daiichi Sankyo Co. Ltd.	2,056,100	50,440,101
Daikin Industries Ltd.	240,783	29,605,676
Denso Corp.	1,919,600	26,044,032
Disco Corp.	62,800	18,559,077
East Japan Railway Co.	1,091,300	23,391,123
Fast Retailing Co. Ltd.	20,200	6,161,601
Fuji Electric Co. Ltd.	626,500	31,148,467
Hitachi Ltd.	2,950,500	90,287,226
Honda Motor Co. Ltd.	1,914,200	19,817,531
Hoya Corp.	360,600	45,494,305
IHI Corp.	114,900	12,794,894
ITOCHU Corp.	1,098,900	57,640,181
Japan Post Bank Co. Ltd.	1,170,500	13,064,297
Kajima Corp.	714,600	17,901,201
Kao Corp.	488,400	21,976,280
Keyence Corp.	119,900	43,371,602
Kobe Bussan Co. Ltd.	540,800	14,401,142
Konami Group Corp.	52,100	7,073,035
Kyowa Kirin Co. Ltd.	861,200	14,700,358
Mitsubishi Corp.	747,500	14,743,237
Mitsubishi Electric Corp.	1,104,900	24,851,682
Mitsubishi UFJ Financial Group, Inc.	2,538,150	34,982,734
Mitsui & Co. Ltd.	1,841,700	37,490,830
Mitsui Fudosan Co. Ltd.	4,473,000	39,981,017
Murata Manufacturing Co. Ltd.	804,500	11,974,246
Nintendo Co. Ltd.	140,700	11,759,558
Nomura Research Institute Ltd.	624,400	24,707,789
NTT, Inc.	36,518,601	36,878,732
Obic Co. Ltd.	537,600	19,139,950
ORIX Corp.	1,330,600	29,889,327
Otsuka Corp.	339,400	6,430,671

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Pan Pacific International Holdings Corp.	916,100	30,649,286
Panasonic Holdings Corp.	998,700	9,447,023
Recruit Holdings Co. Ltd.	529,900	31,439,585
Renesas Electronics Corp.	1,663,700	20,235,688
Resona Holdings, Inc.	3,064,800	27,901,958
SCSK Corp.	609,200	18,955,205
Seven & i Holdings Co. Ltd.	881,300	11,618,349
Shin-Etsu Chemical Co. Ltd.	1,482,100	42,650,271
Shionogi & Co. Ltd.	942,500	15,762,671
SoftBank Group Corp.	182,600	13,943,146
Sony Group Corp.	3,437,275	82,677,865
Sumitomo Metal Mining Co. Ltd.	702,500	15,451,697
Sumitomo Mitsui Financial Group, Inc.	2,877,700	72,594,619
Suzuki Motor Corp.	3,637,100	39,962,905
T&D Holdings, Inc.	1,563,400	38,176,255
Takeda Pharmaceutical Co. Ltd.	1,135,700	31,197,441
Terumo Corp.	1,913,800	32,452,819
Tokio Marine Holdings, Inc.	1,620,300	65,059,782
Tokyo Electron Ltd.	299,900	47,677,756
Toyota Industries Corp.	91,500	9,784,336
Toyota Motor Corp.	3,646,500	64,862,516
		1,672,423,982
Macau — 0.1%
Sands China Ltd.	3,023,200	7,318,468
Netherlands — 4.1%
Adyen NV * (b)	13,161	22,573,117
ASML Holding NV	217,317	150,616,687
Heineken NV	413,819	32,481,373
Koninklijke Ahold Delhaize NV	483,516	19,097,167
Koninklijke KPN NV	9,888,716	44,177,871
NN Group NV	443,529	29,865,331
Wolters Kluwer NV	85,337	13,292,006
		312,103,552
New Zealand — 0.1%
Xero Ltd. *	61,942	7,133,280
Norway — 0.2%
Equinor ASA	474,448	12,187,422
Singapore — 1.6%
DBS Group Holdings Ltd.	1,606,131	58,952,216
Oversea-Chinese Banking Corp. Ltd.	836,700	10,842,935
Sea Ltd., ADR *	225,619	35,343,216
United Overseas Bank Ltd.	638,700	17,744,834
		122,883,201
Spain — 2.9%
Banco Bilbao Vizcaya Argentaria SA	1,782,720	29,732,682

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Spain — continued
Banco Santander SA	12,380,855	106,361,346
Iberdrola SA	3,369,420	59,222,072
Industria de Diseno Textil SA	526,656	25,156,817
		220,472,917
Sweden — 1.9%
Atlas Copco AB, Class A	5,014,286	76,359,488
Volvo AB, Class B	2,474,341	71,062,587
		147,422,075
Switzerland — 3.6%
ABB Ltd. (Registered)	141,834	9,261,493
Cie Financiere Richemont SA (Registered)	384,786	62,826,445
Givaudan SA (Registered)	2,353	9,836,364
Lonza Group AG (Registered)	96,165	67,024,027
Sandoz Group AG	534,137	30,546,724
SGS SA (Registered)	120,254	12,219,418
UBS Group AG (Registered)	1,207,357	44,870,243
Zurich Insurance Group AG	62,745	42,798,783
		279,383,497
United Kingdom — 14.0%
3i Group plc	1,341,531	73,304,164
AstraZeneca plc	1,001,748	146,146,689
BAE Systems plc	1,252,304	29,880,777
Barclays plc	18,968,051	92,716,227
British American Tobacco plc	739,949	39,644,511
Compass Group plc	873,040	30,678,167
DCC plc	73,409	4,597,682
Diageo plc	676,960	16,407,859
HSBC Holdings plc	6,974,417	84,969,134
InterContinental Hotels Group plc	311,946	35,886,329
Lloyds Banking Group plc	15,651,569	16,049,876
London Stock Exchange Group plc	313,794	38,249,949
National Grid plc	4,159,442	58,448,830
NatWest Group plc	6,029,694	41,855,622
Next plc	106,489	17,285,403
Reckitt Benckiser Group plc	338,005	25,332,053
RELX plc	1,902,871	98,875,248
Rolls-Royce Holdings plc	1,854,553	26,321,635
Sage Group plc (The)	1,786,290	28,681,833
SSE plc	2,262,059	55,448,143
Standard Chartered plc	576,071	10,327,212
Tesco plc	10,313,716	57,946,804
Unilever plc	777,688	45,459,464
		1,074,513,611
United States — 9.8%
BP plc	6,554,304	35,132,927
CSL Ltd.	180,668	31,252,718

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Ferrovial SE	740,649	37,967,866
GSK plc	1,345,445	24,748,113
Haleon plc	1,543,222	7,238,750
Nestle SA (Registered)	1,541,046	134,652,101
Novartis AG (Registered)	759,196	86,462,616
Roche Holding AG	280,390	87,502,156
Sanofi SA	746,102	66,978,137
Schneider Electric SE	224,500	58,099,123
Shell plc	4,152,441	149,210,185
Spotify Technology SA *	37,281	23,358,038
Stellantis NV	809,574	7,144,578
		749,747,308
Total Common Stocks (Cost $6,393,443,033)		7,602,422,548
Short-Term Investments — 0.6%
Investment Companies — 0.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.37% (c) (d) (Cost $34,986,759)	34,981,859	34,985,358
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (c) (d)(Cost $7,752,727)	7,752,727	7,752,727
Total Short-Term Investments (Cost $42,739,486)		42,738,085
Total Investments — 99.8% (Cost $6,436,182,519)		7,645,160,633
Other Assets in Excess of Liabilities — 0.2%		18,016,714
NET ASSETS — 100.0%		7,663,177,347

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2025. The total value of securities on loan at July 31, 2025 is $7,118,970.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2025.

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	15.0%
Pharmaceuticals	8.6
Insurance	7.0
Semiconductors & Semiconductor Equipment	4.1
Electrical Equipment	3.7
Oil, Gas & Consumable Fuels	3.5
Aerospace & Defense	3.4
Capital Markets	3.0
Industrial Conglomerates	2.8
Diversified Telecommunication Services	2.8
Chemicals	2.6
Machinery	2.5
Food Products	2.3
Multi-Utilities	2.3
Metals & Mining	2.2
Textiles, Apparel & Luxury Goods	2.1
Professional Services	2.0
Automobiles	2.0
Software	2.0
Beverages	1.8
Electric Utilities	1.7
Consumer Staples Distribution & Retail	1.6
IT Services	1.5
Construction & Engineering	1.5
Trading Companies & Distributors	1.4
Broadline Retail	1.3
Health Care Equipment & Supplies	1.3
Household Durables	1.2
Hotels, Restaurants & Leisure	1.1
Automobile Components	1.1
Personal Care Products	1.1
Entertainment	1.0
Others (each less than 1.0%)	7.9
Short-Term Investments	0.6

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$565,478,304	$—	$565,478,304
Belgium	—	51,696,818	—	51,696,818
China	—	34,972,704	—	34,972,704
Denmark	—	177,962,701	—	177,962,701
Finland	—	55,878,860	—	55,878,860
France	—	902,750,974	—	902,750,974
Germany	—	835,145,608	—	835,145,608
Hong Kong	—	147,267,478	—	147,267,478

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Ireland	$—	$28,845,369	$—	$28,845,369
Italy	—	196,834,419	—	196,834,419
Japan	—	1,672,423,982	—	1,672,423,982
Macau	—	7,318,468	—	7,318,468
Netherlands	—	312,103,552	—	312,103,552
New Zealand	—	7,133,280	—	7,133,280
Norway	—	12,187,422	—	12,187,422
Singapore	35,343,216	87,539,985	—	122,883,201
Spain	—	220,472,917	—	220,472,917
Sweden	—	147,422,075	—	147,422,075
Switzerland	—	279,383,497	—	279,383,497
United Kingdom	—	1,074,513,611	—	1,074,513,611
United States	23,358,038	726,389,270	—	749,747,308
Total Common Stocks	58,701,254	7,543,721,294	—	7,602,422,548
Short-Term Investments
Investment Companies	34,985,358	—	—	34,985,358
Investment of Cash Collateral from Securities Loaned	7,752,727	—	—	7,752,727
Total Short-Term Investments	42,738,085	—	—	42,738,085
Total Investments in Securities	$101,439,339	$7,543,721,294	$—	$7,645,160,633
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.37% (a) (b)	$29,218,490	$527,260,738	$521,483,737	$(2,157)	$(7,976)	$34,985,358	34,981,859	$1,483,711	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (a) (b)	—	377,091,491	369,338,764	—	—	7,752,727	7,752,727	762,829	—
Total	$29,218,490	$904,352,229	$890,822,501	$(2,157)	$(7,976)	$42,738,085		$2,246,540	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.